As filed with the Securities and Exchange Commission on August 22, 2019
1933 Act Registration No. 333-141752
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 39
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 501
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, and
Lincoln ChoicePlus AssuranceSM (B Share)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on August 26, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Series
ChoicePlus AssuranceSM Prime, ChoicePlusSM Design
ChoicePlusSM Signature, ChoicePlusSM Advisory

Supplement dated August 22, 2019 to the Prospectus dated May 1, 2019

This supplement outlines important changes that become effective on and after September 16, 2019. These changes are related to:

a) Investment options; and
b) Investment Requirements for Living Benefit Riders.

All other provisions in your prospectus remain unchanged. This supplement is for informational purposes only and requires no action on your part.

Fund Additions – The following funds are available as new investment options beginning September 16, 2019:

•	Franklin Allocation VIP Fund (Class 4)
•	Putnam VT Equity Income Fund (Class IB)

Fund Expenses - The following table reflects the expenses charged by the funds (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimbursements) +	12b-1 Fees (before any waivers/ reimbursements) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimbursements)
Franklin Allocation VIP Fund (Class 4)	0.55%	0.00%	0.03%	0.03%	0.61%
Putnam VT Equity Income Fund (Class IB)	0.47%	0.25%	0.11%	0.00%	0.83%

Investments of the Variable Account – Description of the Funds.  The following funds are added to the prospectus. More detailed information may be obtained from the current fund prospectus, which you should read carefully. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): To seek capital growth and current income.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 16, 2019 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your contract may not include certain older versions of Investment Requirements that are discussed in this supplement. Additionally, your contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing contractowners). The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 80% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after June 30, 2009. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after January 20, 2009 and prior to June 30, 2009. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

Please retain this supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM, ChoicePlusSM Access

Supplement dated August 22, 2019 to the Prospectus dated May 1, 2019

This supplement outlines important changes that become effective on and after September 16, 2019. These changes are related to:

a) Investment options; and
b) Investment Requirements for Living Benefit Riders.

All other provisions in your prospectus remain unchanged. This supplement is for informational purposes only and requires no action on your part.

Fund Additions – The Franklin Allocation VIP Fund (Class 4) is available as a new investment option beginning September 16, 2019.

Fund Expenses - The following table reflects the expenses charged by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimbursements) +	12b-1 Fees (before any waivers/ reimbursements) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimbursements)
Franklin Allocation VIP Fund (Class 4)	0.55%	0.00%	0.03%	0.03%	0.61%

Investments of the Variable Account – Description of the Funds.  The following fund is added to the prospectus. More detailed information may be obtained from the current fund prospectus, which you should read carefully. Please be advised that there is no assurance that the fund will achieve its stated objectives.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 16, 2019 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your contract may not include certain older versions of Investment Requirements that are discussed in this supplement. Additionally, your contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after October 3, 2016. The Franklin Allocation VIP Fund is added to the list of funds that cannot exceed 80% of your Contract Value and to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to October 3, 2016. The Franklin Allocation VIP Fund is added to the list of funds that cannot exceed 70% of your Contract Value and to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. The Franklin Allocation VIP Fund is added to the list of funds that cannot exceed 70% of your Contract Value and to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after June 30, 2009. The Franklin Allocation VIP Fund is added to the list of funds that cannot exceed 70% of your Contract Value and to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after January 20, 2009 and prior to June 30, 2009. The Franklin Allocation VIP Fund is added to the list of funds that cannot exceed 70% of your Contract Value and to the list of funds among which you may allocate 100% of your Contract Value.

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-141752) filed on April 16, 2019.

PART B

The Statements of Additional Information for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-141752) filed on April 16, 2019.

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-141752) filed on April 16, 2019.
2. Part B
The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-141752) filed on April 16, 2019.
Statement of Assets and Liabilities - December 31, 2018
Statement of Operations - Year ended December 31, 2018
Statements of Changes in Net Assets - Years ended December 31, 2018 and 2017
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-141752) filed on April 16, 2019.
Balance Sheets - Years ended December 31, 2018 and 2017
Statements of Comprehensive Income (Loss) - Years ended December 31, 2018, 2017 and 2016
Statements of Stockholder’s Equity - Years ended December 31, 2018, 2017 and 2016
Statements of Cash Flows - Years ended December 31, 2018, 2017 and 2016
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(2) Not Applicable.
(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.
(c) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(d) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.
(f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.
(g) Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-93875) filed on September 23, 2003.
(h) ChoicePlus II Variable Annuity Contract (30070 BNY 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(i) ChoicePlus II Contract Specifications (CD NY CP2B 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(j) DCA Fixed Account Allocations (NYBGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(k) ChoicePlus Assurance (B Share) Variable Annuity Contract (30070 BNYA 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(l) ChoicePlus Assurance (B Share) Contract Specifications (CD NY CPAB 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(m) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(n) Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.
(o) Contract Specifications Page for Account Value Death Benefit (CDNYCPAB 6/05) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(p) Variable Annuity Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(q) Variable Annuity Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(r) Contract Benefit Data for GIB - ChoicePlus I (CBNY-CP1B-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(s) Contract Benefit Data for GIB - ChoicePlus II (CBNY-CP2B-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(t) Contract Benefit Data for GIB - Assurance (CBNY-CPAB-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(u) Contract Benefit Data for GIB - ChoicePlus I (CBNY-CP1B-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(v) Contract Benefit Data for GIB - ChoicePlus II (CBNY-CP2B-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(w) Contract Benefit Data for GIB - Assurance (CBNY-CPAB-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(x) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(y) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(z) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(aa) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(bb) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(cc) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(dd) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ee) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ff) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(gg) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(hh) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ii) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.
(jj) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(kk) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(ll) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(mm) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(nn) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(oo) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(pp) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(qq) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(rr) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(ss) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(tt) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(uu) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(vv) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(ww) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(xx) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(yy) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(zz) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(a-3) Guaranteed Income Later Rider (4LATER Select Advantage) (AR-547 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(b-3) Variable Annuity Living Benefit Rider (LINC/MSA) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(c-3) Guaranteed Income Benefit Rider (GIB) (AR-528 (7/18)) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(d-3) Variable Annuity Living Benefit Rider (Max 6) (AR-600) incorporated herein by referenced to Post-Effective Amendment No. 36 (File No. 333-141763) filed on August 14, 2018.
(5)(a) ChoicePlus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(b) ChoicePlus II Application (APPNY-1 CPII) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(c) ChoicePlus Assurance (B Share) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141752) filed on April 7, 2010.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 333-141758) filed on April 12, 2018.
(c) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(d) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(8)(a) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015; amendment dated April 30, 2015 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016; amendments incorporated herein be reference to Post-Effective Amendment No. 2 (File No. 333-214111) filed on March 2, 2018.
(iii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.

(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(vi) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(viii) Deutsche Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ix) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(x) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xi) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.
(xii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(xiv) JP Morgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(xv) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xvi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xvii) MFS Variable Insurance Trust I, II, and III incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015; amendments incorporated herein by reference to Post-Effective No. 23 (File No. 333-141769) filed on April 12, 2019. .
(xviii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(xix) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xx) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.
(viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.
(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.
(x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.
(9)(a) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus) incorporated herein to Registration Statement on Form N-4 (File No. 333-141752) filed on April 2, 2007.
(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II) incorporated herein to Registration Statement on Form N-4 (File No. 333-141752) filed on April 2, 2007.
(c) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance B Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141752) filed on April 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-141752) filed on April 16, 2019.
(11) Not Applicable
(12) Not Applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Lisa M. Buckingham**	Director
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Christopher A. Giovanni**	Senior Vice President and Treasurer
Dennis R. Glass**	President and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Leon E. Roday**	Executive Vice President
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of May 31, 2019 there were 21,669 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Wilford H. Fuller*	President, Chief Executive Officer and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 22nd day of August, 2019.
Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, and Lincoln ChoicePlus AssuranceSM (B Share)
By:	/s/Delson R. Campbell Delson R. Campbell Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Michelle L. Grindle Michelle L. Grindle Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 22, 2019.

Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ Lisa M. Buckingham Lisa M. Buckingham	Director
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
*/s/ Patrick S. Pittard Patrick S. Pittard	Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney